SCHEDULE OF OTHER RECEIVABLE (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax advances	$ 11,102	$ 26,764
Interest receivable	142,162	500,927
Due from shareholders	1,243	1,300
Other receivable	$ 154,507	$ 528,991